DEFERRED REVENUE - Rollforward of deferred revenue (Details) $ in Thousands	3 Months Ended
Mar. 31, 2017 USD ($)
Movement in Deferred Revenue [Roll Forward]
Current deferred revenue, beginning balance	$ 0
Current deferred revenue, Additions	3,574
Current deferred revenue, Less revenue recognized	3,574
Current deferred revenue, ending balance	0
Noncurrent deferred revenue, beginning balance	57,465
Noncurrent deferred revenue, Additions	0
Noncurrent deferred revenue, Less revenue recognized	38,485
Noncurrent deferred revenue, ending balance	18,980
Williston Basin
Movement in Deferred Revenue [Roll Forward]
Current deferred revenue, beginning balance	0
Current deferred revenue, Additions	0
Current deferred revenue, Less revenue recognized	0
Current deferred revenue, ending balance	0
Noncurrent deferred revenue, beginning balance	37,693
Noncurrent deferred revenue, Additions	0
Noncurrent deferred revenue, Less revenue recognized	37,693
Noncurrent deferred revenue, ending balance	0
Piceance/DJ Basins
Movement in Deferred Revenue [Roll Forward]
Current deferred revenue, beginning balance	0
Current deferred revenue, Additions	3,574
Current deferred revenue, Less revenue recognized	3,574
Current deferred revenue, ending balance	0
Noncurrent deferred revenue, beginning balance	19,772
Noncurrent deferred revenue, Additions	0
Noncurrent deferred revenue, Less revenue recognized	792
Noncurrent deferred revenue, ending balance	$ 18,980